Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
The following table presents our assets and liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2017 and 2016, with pricing levels as of the date of valuation (in thousands):

	Year Ended December 31, 2017			Year Ended December 31, 2016
	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
Impaired long-lived assets (1)	$—	$—	$403	$—	$—	$3,109
Impaired assets—assets held for sale (2)	—	—	20,493	—	—	—
Impaired assets—discontinued operations (3)	—	—	—	—	—	13,859
Note receivable from the sale of a plant (4)	—	—	—	—	—	7,037
Liability to exit the use of a corporate operating lease—restructuring and other charges (5)	—	—	—	—	—	3,580

(1)
Our estimate of the fair value of the impaired long-lived assets during the years ended December 31, 2017 and 2016 was primarily based on either the expected net sale proceeds compared to other fleet units we sold and/or a review of other units offered for sale by third parties during that time or the estimated component value of the equipment we planned to use at that time.

(2)	Our estimate of the fair value of the impaired assets held for sale during the year ended December 31, 2017 was based on the expected proceeds from the sale of the assets.

(3)
Our estimate of the fair value of the impaired assets of Belleli CPE, which were classified as discontinued operations during the year ended December 31, 2016, was based on the proceeds received from the sale of Belleli CPE, net of selling costs.

(4)
Our estimate of the fair value of the note receivable, including annual payments, from the sale of our plant in Argentina during the year ended December 31, 2016 was discounted based on a settlement period of 2.6 years and a discount rate of 5%.

(5)
The fair value of our liability to exit the use of a corporate operating lease relating restructuring activities during the second quarter of 2016 was estimated based on an incremental borrowing rate of 3% and remaining lease payments, net of estimated sublease rentals, through February 2018.